Other Current and Non-current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Provisions	[1]	$ 718	$ 558
Interest payable		86	88
Other accounts payable and accrued expenses	[2]	267	313
Contract liabilities with customers	[3]	201	225
Other current liabilities		$ 1,272	$ 1,184

[1]	Current provisions primarily consist of accrued employee benefits, insurance payments, accruals for legal assessments and others. These amounts are revolving in nature and are expected to be settled and replaced by similar amounts within the next 12 months.
[2]	As of December 31, 2020 and 2019, includes $19 and $22, respectively, of the current portion of other taxes payable in Mexico.
[3]	As of December 31, 2020 and 2019, contract liabilities with customers included $161 and $184, respectively, of advances received from customers, as well as in 2020 and 2019 the current portion of deferred revenues in connection with advances under long-term clinker supply agreements of $4 and $4, respectively.